T. ROWE PRICE Communications & Technology Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.6%
FINANCIAL SERVICES 5.5%
Other Financial Services 0.5%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $67,333 (1)(2)(3) 17,666,351 34,803
34,803
Payments 5.0%
Adyen (EUR) (2) 36,170 45,110
Mastercard, Class A  427,400 121,527
One97 Communications, Acquisition Date: 12/3/19, Cost $8,203
(INR) (2)(3) 322,220 2,403
Stripe, Class B, Acquisition Date: 5/18/21, Cost $7,901 (1)(2)(3) 196,898 4,536
Visa, Class A (4) 841,100 149,421
322,997
Total Financial Services 357,800
HARDWARE 5.9%
Consumer Electronics 5.9%
Apple  2,754,800 380,713
Total Hardware 380,713
INDUSTRIALS 2.1%
Automobile Manufacturers 1.7%
Rivian Automotive, Class A (2) 353,051 11,619
Tesla (2) 372,700 98,859
110,478
Other Industrials 0.4%
Roper Technologies  72,000 25,894
25,894
Total Industrials 136,372
INTERNET 25.6%
China Internet Media/Advertising 1.1%
Tencent Holdings (HKD)  2,015,100 68,063
68,063
U.S. Internet Media/Advertising 11.9%
Alphabet, Class A (2) 109,400 10,464
Alphabet, Class C (2) 5,151,460 495,313
Meta Platforms, Class A (2) 1,212,300 164,485
Snap, Class A (2) 911,891 8,955
Trade Desk, Class A (2) 1,437,600 85,896
765,113
T. ROWE PRICE Communications & Technology Fund

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Internet Retail 9.0%
Amazon.com (2) 5,034,600 568,910
Carvana (2)(4) 413,097 8,386
577,296
U.S. Internet Services 3.6%
Airbnb, Class A (2) 273,292 28,706
Booking Holdings (2) 91,772 150,801
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $39,325 (1)(2)
(3) 23,072 22,032
DoorDash, Class A (2) 544,023 26,902
Houzz, Acquisition Date: 6/3/14, Cost $1,400 (1)(2)(3) 186,860 77
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $4,000 (1)(2)(3) 86,339 4,186
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $209 (1)
(2)(3) 4,511 219
232,923
Total Internet 1,643,395
IT SERVICES 3.0%
Data Centers 2.3%
Equinix, REIT  257,056 146,224
146,224
IT Services 0.7%
VeriSign (2) 276,600 48,045
48,045
Total IT Services 194,269
MEDIA & ENTERTAINMENT 10.6%
Direct-to-Consumer Subscription Services 2.6%
Netflix (2) 473,680 111,523
Spotify Technology (2) 656,200 56,630
168,153
Diversified Media 3.3%
Endeavor Group Holdings, Class A (2) 1,583,900 32,090
Universal Music Group (EUR)  2,153,939 40,343
Walt Disney (2) 1,343,810 126,762
Warner Music Group, Class A  440,606 10,226
209,421
Live Entertainment 3.8%
Liberty Media-Liberty Formula One, Class C (2) 2,349,600 137,451
Live Nation Entertainment (2) 1,353,707 102,936
240,387

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Video Gaming 0.9%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $26,619 (1)(2)(3) 37,263 30,927
ROBLOX, Class A (2)(4) 731,800 26,228
57,155
Total Media & Entertainment 675,116
SEMICONDUCTORS 1.8%
Processors 1.8%
NVIDIA  923,800 112,140
Total Semiconductors 112,140
SOFTWARE 20.7%
Back-Office Applications Software 3.4%
Bill.com Holdings (2) 373,426 49,430
Ceridian HCM Holding (2) 620,057 34,649
Paycom Software (2) 397,745 131,252
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $241 (1)(2)(3) 240,776 229
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $34 (1)(2)(3) 34,397 34
215,594
Collaboration and Productivity Software 5.5%
Atlassian, Class A (2) 784,799 165,271
ServiceNow (2) 488,192 184,346
349,617
Front-Office Applications Software 2.1%
Salesforce (2) 916,400 131,815
131,815
Industry-Specific Software 2.4%
Constellation Software (CAD)  50,316 70,013
Shopify, Class A (2) 833,170 22,446
Toast, Class A (2) 621,800 10,396
Tyler Technologies (2) 142,801 49,623
152,478
Infrastructure and Developer Tool Software 7.3%
Datadog, Class A (2) 319,799 28,392
HashiCorp, Class A (2)(4) 29,242 941
Microsoft  1,781,000 414,795
MongoDB (2) 63,528 12,614
Snowflake, Class A (2) 68,545 11,650
468,392

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Security Software 0.0%
Socure, Acquisition Date: 12/22/21, Cost $2,073 (1)(2)(3) 129,020 1,577
1,577
Total Software 1,319,473
TELECOM SERVICES 20.4%
Towers 10.3%
American Tower, REIT  1,125,200 241,581
Cellnex Telecom (EUR)  276,867 8,541
Crown Castle, REIT  971,867 140,483
SBA Communications, REIT  943,500 268,567
659,172
U.S. Cable/Satellite 1.8%
Charter Communications, Class A (2) 195,509 59,307
Comcast, Class A  2,006,028 58,837
118,144
U.S. Wireless 8.3%
T-Mobile U.S. (2) 3,563,619 478,131
Verizon Communications  1,419,276 53,890
532,021
Total Telecom Services 1,309,337
Total Common Stocks (Cost $3,941,884) 6,128,615
CONVERTIBLE PREFERRED STOCKS 2.1%
INDUSTRIALS 0.2%
Transportation Technology Services 0.2%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $10,915 (1)(2)
(3) 127,117 11,659
Total Industrials 11,659
INTERNET 1.1%
China Internet Media/Advertising 0.7%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $12,010 (1)
(2)(3) 243,670 43,114
43,114
U.S. Internet Services 0.4%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $2,560 (1)(2)(3) 1,502 1,434
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $368 (1)(2)(3) 216 206
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $39 (1)(2)(3) 23 22

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4 (1)(2)(3) 2 2
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $7,501 (1)(2)(3) 616,504 12,573
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $2,818 (1)(2)(3) 138,152 2,818
Houzz, Series D, Acquisition Date: 6/3/14, Cost $4,200 (1)(2)(3) 560,560 230
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $8,509 (1)(2)(3) 176,934 8,578
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $4,108 (1)(2)(3) 32,863 1,593
27,456
Total Internet 70,570
SOFTWARE 0.8%
Collaboration and Productivity Software 0.2%
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $30,420 (1)
(2)(3) 162,425 17,089
17,089
Front-Office Applications Software 0.2%
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $5,712 (1)(2)(3) 906,055 9,378
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $727 (1)(2)(3) 82,725 856
Seismic Software, Series G, Acquisition Date: 8/9/21,
Cost $880 (1)(2)(3) 61,023 632
10,866
Infrastructure and Developer Tool Software 0.3%
Databricks, Series G, Acquisition Date: 2/1/21, Cost $5,350 (1)(2)
(3) 90,486 5,003
Databricks, Series H, Acquisition Date: 8/31/21, Cost $16,290 (1)
(2)(3) 221,679 12,258
17,261
Security Software 0.1%
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,520 (1)(2)
(3) 156,804 1,916
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,068 (1)
(2)(3) 128,696 1,573
Socure, Series B, Acquisition Date: 12/22/21, Cost $37 (1)(2)(3) 2,328 28
Socure, Series E, Acquisition Date: 10/27/21, Cost $4,793 (1)(2)(3) 298,293 3,645
7,162
Total Software 52,378
Total Convertible Preferred Stocks (Cost $121,829) 134,607

T. ROWE PRICE Communications & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Treasury Reserve Fund, 3.06% (5)(6) 144,571,773 144,572
Total Short-Term Investments (Cost $144,572) 144,572
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 3.07% (5)(6) 29,983,079 29,983
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 29,983
Total Securities Lending Collateral (Cost $29,983) 29,983
Total Investments in Securities 100.5%
(Cost $4,238,268) $ 6,437,777
Other Assets Less Liabilities (0.5)% (33,318)
Net Assets 100.0% $ 6,404,459

T. ROWE PRICE Communications & Technology Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$235,630 and represents 3.7% of net assets.
(4) All or a portion of this security is on loan at September 30, 2022.
(5) Seven-day yield
(6) Affiliated Companies
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
INR Indian Rupee
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Communications & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 3.06% $ — $ — $ 897
T. Rowe Price Government Reserve Fund, 3.07% — — —++
Totals $ —# $ — $ 897+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 168  ¤  ¤ $ 29,983
T. Rowe Price Treasury Reserve
Fund, 3.06% 1,911  ¤  ¤ 144,572
Total $ 174,555^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $897 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $174,555.

T. ROWE PRICE Communications & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Communications & Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Communications & Technology Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Communications & Technology Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,795,522 $ 234,473 $ 98,620 $ 6,128,615
Convertible Preferred Stocks — — 134,607 134,607
Short-Term Investments 144,572 — — 144,572
Securities Lending Collateral 29,983 — — 29,983
Total $ 5,970,077 $ 234,473 $ 233,227 $ 6,437,777

T. ROWE PRICE Communications & Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2022, totaled $(92,146,000) for the period ended September 30, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 166,057 $ (67,437) $ — $ 98,620
Convertible Preferred Stocks 156,498 (24,709) 2,818 134,607
Total $ 322,555 $ (92,146) $ 2,818 $ 233,227
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 98,620 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
2% –5% 5% Decrease
Market
comparable
Enterprise
value to sales
multiple
4.4x
– 14.7x
8.2x Increase

T. ROWE PRICE Communications & Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Sales growth
rate
17%
– 50%
19% Increase
Enterprise
value to gross
profit multiple
1.5x
– 21.7x
16.9x Increase
Gross profit
growth rate
20%
–54%
29% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x
– 0.4x
0.3x Increase
Gross
merchandise
value growth
rate
18%
– 19%
18% Increase
Segment-
based
enterprise
value to sales
multiple
1.6x 1.6x Increase
Segment-
based
enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Price-to-
earnings
multiple
7.1x
– 19.9x
12.8x Increase
Price-to-
earnings
growth rate
(42%) (42%) Increase
Discount
for lack of
collectability
100% 100% Decrease

T. ROWE PRICE Communications & Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 134,607 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
5.5x
– 16.8x
10.7x Increase
Sales growth
rate
25%
– 75%
58% Increase
Enterprise
value to gross
profit multiple
1.5x
– 23.2x
13.9x Increase
Gross profit
growth rate
29%
–66%
54% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x
– 0.4x
0.3x Increase
Gross
merchandise
value growth
rate
18%
– 19%
18% Increase
Segment-
based
enterprise
value to sales
multiple
1.6x 1.6x Increase
Segment-
based
enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase

T. ROWE PRICE Communications & Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Communications & Technology Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F121-054Q3 09/22